Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting Information, Additional Information [Abstract]
Schedule Of Company's Reportable Segments
Effective January 1, 2012, the Company, as part of Project Renewal, implemented certain changes to its organizational structure that resulted in the consolidation of the Company's three operating groups into two and of its 13 global business units ("GBU") into nine. One of the two new operating groups is primarily consumer-facing ("Newell Consumer"), while the other is primarily commercial-facing ("Newell Professional"). Additionally, while not an operating group, the Baby & Parenting GBU is treated as a stand-alone operating segment.

Newell Consumer comprises four GBUs — Home Organization & Style (combines Rubbermaid Consumer, Décor and Beauty & Style); Writing & Creative Expression (combines Everyday Writing and Markers, Highlighters, Art & Office Organization); Fine Writing & Luxury Accessories; and Culinary Lifestyles. Newell Professional consists of four GBUs — Commercial Products; Construction Tools & Accessories (with the addition of the Hardware GBU); Labeling Technology & Integrated Solutions (formerly the Technology GBU); and Industrial Products & Services. Baby & Parenting reports directly to the Company's Chief Executive Officer.
The Company’s three operating and reportable segments are as follows:

Reportable Segments	Key Brands	Description of Primary Products
Newell Consumer	Rubbermaid®, Levolor®, Goody®, Sharpie®, Expo®, Paper Mate®, Parker®, Waterman®, Calphalon®
Indoor/outdoor organization, food storage and home storage products; window treatments; hair care accessories; writing instruments, including pens, pencils, markers and highlighters; fine writing instruments and leather goods; gourmet cookware, bakeware, cutlery and small kitchen electrics

Newell Professional	Rubbermaid® Commercial Products, Irwin®, Shur-line®, Bulldog®, Lenox®, Dymo®, Mimio®
Cleaning and refuse products, hygiene systems, material handling solutions and medical and computer carts, and wall-mounted work stations; hand tools and power tool accessories, manual paint applicators and convenience hardware; industrial bandsaw blades and cutting tools for pipes and HVAC systems; office technology solutions such as label makers and printers and interactive teaching solutions

Baby & Parenting	Graco®, Aprica®	Infant and juvenile products such as car seats, strollers, highchairs and playards

Schedule of Segment Reporting Information, by Segment [Table Text Block]
The comparative information for segment results and identifiable assets has been restated to conform to the 2012 presentation. The Company's segment and geographic results are as follows as of and for the years ended December 31, (in millions):

	2011	2010	2009
Net Sales (1)
Newell Consumer	$3,109.5	$3,033.8	$3,029.0
Newell Professional	2,074.7	1,924.2	1,750.8
Baby & Parenting	680.4	700.2	703.6
	$5,864.6	$5,658.2	$5,483.4
Operating Income (2)
Newell Consumer	$475.8	$450.7	$433.6
Newell Professional	287.6	293.7	286.0
Baby & Parenting	51.6	53.4	36.3
Impairment charges	(382.6)	—	—
Restructuring costs	(50.1)	(77.4)	(100.0)
Corporate	(125.1)	(96.9)	(80.6)
	$257.2	$623.5	$575.3

	2011	2010	2009
Depreciation & Amortization (2)
Newell Consumer	$59.0	$61.8	$66.2
Newell Professional	53.3	60.4	60.2
Baby & Parenting	9.9	11.0	13.4
Corporate	39.4	39.1	35.3
	$161.6	$172.3	$175.1

Capital Expenditures (3)
Newell Consumer	$66.6	$60.7	$55.9
Newell Professional	65.8	32.7	30.7
Baby & Parenting	9.1	8.8	5.6
Corporate	81.4	62.5	61.1
	$222.9	$164.7	$153.3

	2011	2010
Identifiable Assets
Newell Consumer	$1,363.7	$1,316.9
Newell Professional	1,126.3	1,165.1
Baby & Parenting	305.3	317.9
Corporate (4)	3,365.6	3,605.4
	$6,160.9	$6,405.3

Schedule Of Geographic Area Information
Geographic Area Information

	2011	2010	2009
Net Sales (1) (5)
United States	$3,915.7	$3,870.3	$3,806.8
Canada	376.3	351.0	317.6
Total North America	4,292.0	4,221.3	4,124.4
Europe, Middle East and Africa	815.3	800.5	791.0
Latin America	318.6	267.0	259.5
Asia Pacific	438.7	369.4	308.5
Total International	1,572.6	1,436.9	1,359.0
	$5,864.6	$5,658.2	$5,483.4
Operating Income (Loss) (2) (7)
United States	$166.9	$471.9	$492.6
Canada	81.2	79.1	63.3
Total North America	248.1	551.0	555.9
Europe, Middle East and Africa (6)	16.6	10.0	(19.7)
Latin America	12.8	(1.3)	22.3
Asia Pacific	(20.3)	63.8	16.8
Total International	9.1	72.5	19.4
	$257.2	$623.5	$575.3

Summary Of Restructuring Cost By Region Included In Operating Income (Loss)
The following table summarizes the restructuring costs and impairment charges by region included in operating income (loss) above (in millions):

	2011	2010	2009
Restructuring Costs:
United States	$(29.3)	$(18.1)	$(32.6)
Canada	(0.1)	(7.9)	(5.7)
Total North America	(29.4)	(26.0)	(38.3)
Europe, Middle East and Africa	(19.5)	(30.4)	(36.4)
Latin America	(0.7)	(12.9)	(6.3)
Asia Pacific	(0.5)	(8.1)	(19.0)
Total International	(20.7)	(51.4)	(61.7)
	$(50.1)	$(77.4)	$(100.0)

Impairment Charges:
United States	$(266.8)	$—	$—
Canada	—	—	—
Total North America	(266.8)	—	—
Europe, Middle East and Africa	(9.2)	—	—
Latin America	—	—	—
Asia Pacific	(106.6)	—	—
Total International	(115.8)	—	—
	$(382.6)	$—	$—

Revenue from External Customer [Line Items]
Revenue from External Customers by Products and Services [Table Text Block]
The following table summarizes the net sales by product grouping for the years ended December 31, (in millions):

	2011	2010	2009
Newell Consumer (1)
Writing Instruments	$1,399.4	$1,355.6	$1,355.4
Rubbermaid Consumer	827.2	819.7	847.7
Décor	464.8	458.8	450.9
Other	418.1	399.7	375.0
	3,109.5	3,033.8	3,029.0
Newell Professional (1)
Tools, Hardware & Commercial Products	1,695.3	1,570.9	1,431.5
Office Technology	379.4	353.3	319.3
	2,074.7	1,924.2	1,750.8

Baby & Parenting(1)	680.4	700.2	703.6
	$5,864.6	$5,658.2	$5,483.4